Document and Entity Information	Sep. 28, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001560241
Document Type	8-K
Document Period End Date	Sep. 28, 2019
Entity Registrant Name	G1 THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38096
Entity Tax Identification Number	26-3648180
Entity Address, Address Line One	700 Park Offices Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Research Triangle Park
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27709
City Area Code	919
Local Phone Number	213-9835
Entity Address, Address Line Three	Suite 100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	GTHX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	79 T.W. Alexander Drive
Entity Address, Address Line Two	4501 Research Commons
Entity Address, City or Town	Research Triangle Park
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27709
Entity Address, Address Line Three	Suite 100